Supplemental Equity and Comprehensive Income Information - Stock Narrative (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Equity and Comprehensive Income Information
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued (in shares)	944,033,056	944,033,056	944,033,056
Treasury stock (in shares)	347,306,778	334,702,932	308,898,462	280,736,817
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000